Lease Liabilities - Movement of Lease Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Movement of Lease Liabilities [Roll Forward]
Balance before initial application impacts due to accounting changes	€ 7,226	€ 7,705
First application impacts due to accounting changes (Note 2)		€ 7,705
Balance at beginning of period	0
Additions	1,474
Principal and interests payments	1,654
Principal payments	(1,518)
Interests payments	(185)
Minus: Payments of companies held for sale and sold companies during 2019	49
Disposals	(261)
Exclusion of companies	(121)
Accrued interests	199
Translation differences	23
Transfers and others	(139)
Balance at end of period	€ 7,226